American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
October 31, 2023

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 44.4%
Disciplined Growth Fund Investor Class(2)	1,466,085	30,685,162
Focused Dynamic Growth Fund Investor Class(2)	692,545	28,609,032
Focused Large Cap Value Fund Investor Class	15,323,960	142,053,106
Growth Fund Investor Class	1,822,150	80,138,161
Heritage Fund Investor Class(2)	4,868,618	89,777,322
Mid Cap Value Fund Investor Class	6,279,986	90,054,994
Small Cap Growth Fund Investor Class(2)	1,327,647	20,605,075
Small Cap Value Fund Investor Class	2,342,194	19,978,916
Sustainable Equity Fund Investor Class	5,049,634	212,791,592
		714,693,360
Domestic Fixed Income Funds — 27.2%
Core Plus Fund Investor Class	24,868,570	213,621,018
High Income Fund Investor Class	2,300,277	18,402,217
Inflation-Adjusted Bond Fund Investor Class	9,954,948	101,042,725
Short Duration Fund Investor Class	9,029,935	86,687,379
Short Duration Inflation Protection Bond Fund Investor Class	1,793,187	17,913,936
		437,667,275
International Equity Funds — 18.9%
Emerging Markets Fund Investor Class	5,512,798	50,111,337
Global Real Estate Fund Investor Class(2)	1,548,674	16,431,434
International Growth Fund Investor Class(2)	9,612,043	101,022,574
International Small-Mid Cap Fund Investor Class(2)	3,875,996	31,550,605
International Value Fund Investor Class	8,909,236	68,868,397
Non-U.S. Intrinsic Value Fund Investor Class	4,090,075	36,401,666
		304,386,013
International Fixed Income Funds — 9.5%
Emerging Markets Debt Fund Investor Class	4,281,029	35,789,400
Global Bond Fund Investor Class	10,414,170	85,187,913
International Bond Fund Investor Class(2)	3,371,124	33,138,154
		154,115,467
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,573,351,378)		1,610,862,115
OTHER ASSETS AND LIABILITIES†		(42,437)
TOTAL NET ASSETS — 100.0%		$1,610,819,678

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund(3)	$32,826	—	—	$(2,141)	$30,685	1,466	—	—
Focused Dynamic Growth Fund(3)	32,619	—	—	(4,010)	28,609	693	—	—
Focused Large Cap Value Fund	171,710	$718	$19,442	(10,933)	142,053	15,324	$(1,544)	$719
Growth Fund	86,261	—	—	(6,123)	80,138	1,822	—	—
Heritage Fund(3)	109,807	—	5,814	(14,216)	89,777	4,869	(1,270)	—
Mid Cap Value Fund	100,639	381	—	(10,965)	90,055	6,280	—	381
Small Cap Growth Fund(3)	24,548	—	—	(3,943)	20,605	1,328	—	—
Small Cap Value Fund	23,818	66	—	(3,905)	19,979	2,342	—	65
Sustainable Equity Fund	239,266	—	6,285	(20,189)	212,792	5,050	469	—
Core Plus Fund	232,607	2,516	8,857	(12,645)	213,621	24,869	(2,092)	2,516
High Income Fund	18,852	303	—	(753)	18,402	2,300	—	302
Inflation-Adjusted Bond Fund	105,978	—	892	(4,043)	101,043	9,955	(166)	—
Short Duration Fund	85,852	1,371	—	(536)	86,687	9,030	—	931
Short Duration Inflation Protection Bond Fund	17,950	—	—	(36)	17,914	1,793	—	—
Emerging Markets Fund	60,168	—	3,501	(6,556)	50,111	5,513	(910)	—
Global Real Estate Fund(3)	18,413	—	—	(1,982)	16,431	1,549	—	—
International Growth Fund(3)	123,744	—	6,639	(16,082)	101,023	9,612	(1,819)	—
International Small-Mid Cap Fund(3)	36,628	—	—	(5,077)	31,551	3,876	—	—
International Value Fund	87,436	—	12,819	(5,748)	68,869	8,909	(1,130)	—
Non-U.S. Intrinsic Value Fund	49,395	—	5,964	(7,029)	36,402	4,090	(118)	—
Emerging Markets Debt Fund	38,052	375	—	(2,638)	35,789	4,281	—	376
Global Bond Fund	89,301	433	1,253	(3,293)	85,188	10,414	(279)	433
International Bond Fund(3)	35,532	—	—	(2,394)	33,138	3,371	—	—
	$1,821,402	$6,163	$71,466	$(145,237)	$1,610,862	138,736	$(8,859)	$5,723
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.